OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters as of December 31, 2012, were as follows:

Year ending December 31,	Total
(in thousands of $)
2013	85,688
2014	79,388
2015	79,388
2016	40,613
2017	26,560
Total *	311,637

Future minimum rental payments under non-cancellable operating leases
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2013	676
2014	556
2015	556
2016	556
2017	556
2018	232
Total minimum lease payments	3,132